Common Stock and Stock Plans, Performance Share Awards (Details) - Performance share awards [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2024 (in shares)	4,287,823
Granted (in shares)	1,563,471
Vested (in shares)	(2,403,495)
Canceled or forfeited (in shares)	(8,431)
Nonvested at December 31, 2024 (in shares)	3,439,368	4,287,823
Weighted- average grant-date fair value
Nonvested at January 1, 2024 (in dollars per share)	$ 36.51
Granted (in dollars per share)	44.57	$ 44.33	$ 52.80
Vested (in dollars per share)	46.24
Canceled or forfeited (in dollars per share)	39.09
Nonvested at December 31, 2024 (in dollars per share)	$ 33.37	$ 36.51
Cost amount to holders of incentive compensation share plans	$ 0
Award vesting period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount, maximum (percent)	150.00%
Unrecognized compensation cost related to nonvested performance awards	$ 23
Expected weighted-average period to recognize compensation costs related to awards	1 year 4 months 24 days
Fair value of awards vested	$ 134	$ 31	$ 19